UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       06-30-2006
                                              ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
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Address:  700 Seventeenth Street Suite 2350
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          Denver, CO 80202
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Form 13F File Number: 28-05337
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard P. Kopp, CFA
          ----------------------------------------------------------------------
Title:    Principal
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Phone:    303/832.2300
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Signature, Place, and Date of Signing:

Richard P. Kopp, CFA                          Denver, CO             08-04-2006
----------------------------------  -------------------------------  -----------
[Signature]                                 [City, State]              [Date]

Report type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                   Name

28-
     ----------------------    -------------------------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                         -----------

Form 13F Information Table Entry Total:          114
                                         -----------

Form 13F Information Table Value Total:  $   115,004
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                          FORM 13F INFORMATIONAL TABLE

ITEM 1:                        ITEM 2:           ITEM 3:        ITEM 4:         ITEM 5:   ITEM 6:       ITEM 7:    ITEM 8:
                                                 CUSIP          FAIR MARKET               INVESTMENT               VOTING
NAME OF ISSUER                 TITLE OF CLASS    NUMBER         VALUE           SHARES    DISCRETION    MANAGERS   AUTHORITY
--------------                 --------------    ------         -----------     ------    ----------    --------   ---------
Peabody Energy Corporation     COMMON STOCK                     7,355,376       131,935     SOLE          SOLE        SOLE
Exxon Mobil Corporation        COMMON STOCK      91927806       5,145,793        83,876     SOLE          SOLE        SOLE
Sabine Royalty Trust           COMMON STOCK      785688102      4,217,227        96,792     SOLE          SOLE        SOLE
Procter & Gamble               COMMON STOCK      742718109      2,981,606        53,626     SOLE          SOLE        SOLE
Expeditors Int'l               COMMON STOCK                     2,855,390        50,980     SOLE          SOLE        SOLE
Public Storage Inc.            COMMON STOCK                     2,685,342        35,380     SOLE          SOLE        SOLE
AllianceBernstein Holding LP   COMMON STOCK      18548107       2,486,258        40,665     SOLE          SOLE        SOLE
United Technologies            COMMON STOCK      913017109      2,336,076        36,835     SOLE          SOLE        SOLE
Apache Corp                    COMMON STOCK                     2,269,586        33,254     SOLE          SOLE        SOLE
Cisco Systems                  COMMON STOCK      1725R102       2,264,406       115,945     SOLE          SOLE        SOLE
Goldman Sachs Group Inc        COMMON STOCK                     2,197,782        14,610     SOLE          SOLE        SOLE
Bank of America Corp           COMMON STOCK                     2,056,516        42,755     SOLE          SOLE        SOLE
Equity Office Pptys Tst        COMMON STOCK                     2,042,187        55,935     SOLE          SOLE        SOLE
Healthcare Realty Trust        COMMON STOCK      421946104      2,041,744        64,105     SOLE          SOLE        SOLE
San Juan Basin Royal Tr        COMMON STOCK      798241105      1,845,841        47,390     SOLE          SOLE        SOLE
AmeriGas Partners LP           COMMON STOCK      30975106       1,808,006        61,455     SOLE          SOLE        SOLE
General Electric               COMMON STOCK      369604103      1,697,012        51,487     SOLE          SOLE        SOLE
Devon Energy Corp New          COMMON STOCK                     1,612,041        26,685     SOLE          SOLE        SOLE
BHP Billiton                   COMMON STOCK      88606108       1,571,194        36,480     SOLE          SOLE        SOLE
Plum Creek Timber Co           COMMON STOCK      729251108      1,543,540        43,480     SOLE          SOLE        SOLE
AT&T Inc.                      COMMON STOCK                     1,514,064        54,287     SOLE          SOLE        SOLE
Ishares Tr MSCI EAFE Fd        COMMON STOCK                     1,486,707        22,736     SOLE          SOLE        SOLE
Anadarko Petroleum             COMMON STOCK      32511107       1,465,991        30,740     SOLE          SOLE        SOLE
U S Bancorp Del                COMMON STOCK                     1,451,484        47,004     SOLE          SOLE        SOLE
Altria Group                   COMMON STOCK                     1,444,588        19,673     SOLE          SOLE        SOLE
Nokia Corp                     COMMON STOCK      654902204      1,397,028        68,955     SOLE          SOLE        SOLE
XTO Energy Inc                 COMMON STOCK                     1,381,445        31,205     SOLE          SOLE        SOLE
Wells Fargo                    COMMON STOCK      949746101      1,365,682        20,359     SOLE          SOLE        SOLE
Jacobs Engineering Group       COMMON STOCK                     1,352,287        16,980     SOLE          SOLE        SOLE
Chevron Corp                   COMMON STOCK      166741100      1,324,671        21,345     SOLE          SOLE        SOLE
Hospitality Pptys TRUST        COMMON STOCK                     1,271,484        28,950     SOLE          SOLE        SOLE
Buckeye Partners LP            COMMON STOCK                     1,266,278        30,085     SOLE          SOLE        SOLE
Apartment Invt & Mgmt A        COMMON STOCK      03748R101      1,238,368        28,501     SOLE          SOLE        SOLE
Qualcomm Inc                   COMMON STOCK                     1,236,720        30,864     SOLE          SOLE        SOLE
Bristol-Myers Squibb           COMMON STOCK      110122108      1,186,073        45,865     SOLE          SOLE        SOLE
Citigroup Inc.                 COMMON STOCK      172967101      1,153,223        23,901     SOLE          SOLE        SOLE
Ingersoll Rand                 COMMON STOCK                     1,141,798        26,690     SOLE          SOLE        SOLE
Best Buy Inc                   COMMON STOCK                     1,055,505        19,247     SOLE          SOLE        SOLE
BP PLC                         COMMON STOCK      55622104       1,024,938        14,724     SOLE          SOLE        SOLE
Sherwin Williams               COMMON STOCK                     1,022,814        21,542     SOLE          SOLE        SOLE
Pepsico Inc.                   COMMON STOCK      997134101      1,007,471        16,780     SOLE          SOLE        SOLE
FPL Group                      COMMON STOCK                       987,120        23,855     SOLE          SOLE        SOLE
Emerson Electric Company       COMMON STOCK      291011104        945,377        11,280     SOLE          SOLE        SOLE
Quest Diagnostic Inc           COMMON STOCK                       934,153        15,590     SOLE          SOLE        SOLE
Alcoa Inc.                     COMMON STOCK      13817101         919,671        28,420     SOLE          SOLE        SOLE
HSBC Hldgs Plc Adr New         COMMON STOCK                       910,447        10,305     SOLE          SOLE        SOLE
Microsoft Corporation          COMMON STOCK      594918104        909,283        39,025     SOLE          SOLE        SOLE
Clorox Co.                     COMMON STOCK                       908,209        14,896     SOLE          SOLE        SOLE
Xcel Energy Inc                COMMON STOCK                       868,144        45,263     SOLE          SOLE        SOLE
Caterpillar Inc.               COMMON STOCK      149123101        856,892        11,505     SOLE          SOLE        SOLE
Halliburton                    COMMON STOCK      406216101        852,673        11,490     SOLE          SOLE        SOLE
Falcon Oil & Gas Ltd           COMMON STOCK                       838,958       243,000     SOLE          SOLE        SOLE
BJ Services                    COMMON STOCK      55482103         820,093        22,010     SOLE          SOLE        SOLE
Target Corp                    COMMON STOCK      872540109        792,427        16,215     SOLE          SOLE        SOLE
Noble Corporation              COMMON STOCK                       777,317        10,445     SOLE          SOLE        SOLE
3M Company                     COMMON STOCK      604059105        772,484         9,564     SOLE          SOLE        SOLE
Abbott Laboratories            COMMON STOCK      2824100          729,072        16,718     SOLE          SOLE        SOLE
Wal Mart Stores Inc.           COMMON STOCK                       710,026        14,740     SOLE          SOLE        SOLE
Walgreen Company               COMMON STOCK      931422109        705,557        15,735     SOLE          SOLE        SOLE
EOG Resources                  COMMON STOCK      293562104        704,494        10,160     SOLE          SOLE        SOLE
UnitedHealth Group             COMMON STOCK      910581107        653,340        14,590     SOLE          SOLE        SOLE
Keycorp Inc New                COMMON STOCK                       649,376        18,200     SOLE          SOLE        SOLE
Johnson & Johnson              COMMON STOCK      478160104        629,879        10,512     SOLE          SOLE        SOLE
Questar Corporation            COMMON STOCK                       629,271         7,818     SOLE          SOLE        SOLE
FedEx Corp                     COMMON STOCK                       608,256         5,205     SOLE          SOLE        SOLE
Waste Management Inc Del       COMMON STOCK                       604,040        16,835     SOLE          SOLE        SOLE
Biotech Holders TRUST          COMMON STOCK                       600,032         3,400     SOLE          SOLE        SOLE
Sector Spdr Engy Select        COMMON STOCK                       581,234        10,242     SOLE          SOLE        SOLE
Duke Energy                    COMMON STOCK      264399106        573,596        19,530     SOLE          SOLE        SOLE
General Dynamics Corp          COMMON STOCK                       562,956         8,600     SOLE          SOLE        SOLE
Ecolab Inc                     COMMON STOCK                       535,047        13,185     SOLE          SOLE        SOLE
Zimmer Holdings Inc            COMMON STOCK      98956P102        527,439         9,299     SOLE          SOLE        SOLE
Nabors Industries Ltd          COMMON STOCK                       519,690        15,380     SOLE          SOLE        SOLE
Vodafone ADR                   COMMON STOCK      92857T107        500,337        23,490     SOLE          SOLE        SOLE
Southern Company               COMMON STOCK      842587107        497,256        15,515     SOLE          SOLE        SOLE
Medtronic Inc.                 COMMON STOCK      585055106        488,437        10,410     SOLE          SOLE        SOLE
Intel Corporation              COMMON STOCK      458140100        477,413        25,127     SOLE          SOLE        SOLE
Hewlett Packard Company        COMMON STOCK      428236103000     467,755        14,765     SOLE          SOLE        SOLE
Verizon Communications         COMMON STOCK      92343V104        445,785        13,311     SOLE          SOLE        SOLE
Pfizer Incorporated            COMMON STOCK      717081103        437,716        18,650     SOLE          SOLE        SOLE
Schlumberger Ltd.              COMMON STOCK      80685718001      424,778         6,524     SOLE          SOLE        SOLE
Stryker Corp                   COMMON STOCK                       419,205         9,955     SOLE          SOLE        SOLE
Sector Spdr Materials Fd       COMMON STOCK                       413,352        12,877     SOLE          SOLE        SOLE
Walt Disney                    COMMON STOCK      254687106        401,610        13,387     SOLE          SOLE        SOLE
Ishares Tr Nasdaq Bio Fd       COMMON STOCK                       382,693         5,264     SOLE          SOLE        SOLE
Home Depot                     COMMON STOCK      437076102        355,824         9,942     SOLE          SOLE        SOLE
Johnson Controls Inc           COMMON STOCK                       351,902         4,280     SOLE          SOLE        SOLE
Ishares Msci Jpn Idx Fd        COMMON STOCK                       333,525        24,452     SOLE          SOLE        SOLE
Polaris Industries             COMMON STOCK      731068102        331,462         7,655     SOLE          SOLE        SOLE
Coca-Cola Co.                  COMMON STOCK      191216100        325,747         7,572     SOLE          SOLE        SOLE
American Express Company       COMMON STOCK      25816109         308,676         5,800     SOLE          SOLE        SOLE
Ultra Petroleum Corp           COMMON STOCK                       296,350         5,000     SOLE          SOLE        SOLE
I Shares Tr DJ US Utils        COMMON STOCK                       292,485         3,700     SOLE          SOLE        SOLE
Merck & Co.                    COMMON STOCK      58933107         290,456         7,973     SOLE          SOLE        SOLE
First Data Corporation         COMMON STOCK                       281,500         6,250     SOLE          SOLE        SOLE
Starbuck's                     COMMON STOCK      8552441          274,968         7,282     SOLE          SOLE        SOLE
Costco Companies Inc           COMMON STOCK                       259,085         4,535     SOLE          SOLE        SOLE
Dell Computer Corp             COMMON STOCK      247025109        241,298         9,865     SOLE          SOLE        SOLE
Barrick Gold                   COMMON STOCK                       236,800         8,000     SOLE          SOLE        SOLE
Deere & Company                COMMON STOCK      244199105        234,607         2,810     SOLE          SOLE        SOLE
Arthur J Gallagher & Co        COMMON STOCK                       220,458         8,700     SOLE          SOLE        SOLE
Cedar Fair L P Dep Uts         COMMON STOCK                       220,149         8,295     SOLE          SOLE        SOLE
Wilmington Trust Corp          COMMON STOCK      915298103        219,336         5,200     SOLE          SOLE        SOLE
IBM                            COMMON STOCK      459200101        216,786         2,822     SOLE          SOLE        SOLE
Omnicom Group Inc              COMMON STOCK      681919106        212,391         2,384     SOLE          SOLE        SOLE
WP Carey & Co LLC              COMMON STOCK                       206,358         8,150     SOLE          SOLE        SOLE
American Intl Group Inc.       COMMON STOCK      26874107         204,018         3,455     SOLE          SOLE        SOLE
Forest Laboratories Inc.       COMMON STOCK      345838106        201,188         5,200     SOLE          SOLE        SOLE
M R V Communications Inc       COMMON STOCK                        31,349        10,080     SOLE          SOLE        SOLE
Applied Micro Circuits         COMMON STOCK                        28,228        10,340     SOLE          SOLE        SOLE
Avanex Corp                    COMMON STOCK                        22,977        13,055     SOLE          SOLE        SOLE
Vodafone Group Plc Ord         COMMON STOCK                        21,316        10,000     SOLE          SOLE        SOLE
Galaxy Energy Corp             COMMON STOCK                         9,920        16,000     SOLE          SOLE        SOLE
Ben Ezra Weinstein New         COMMON STOCK                            25        50,000     SOLE          SOLE        SOLE
Pacer Energy                   COMMON STOCK                             0        35,000     SOLE          SOLE        SOLE